Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of Deferred Tax Assets and Liabilities [Abstract]
Accrued liabilities and reserves	$ 127,955	$ 195,787
Allowance for doubtful accounts	15,136	15,511
Inventory	61,522	75,550
Post-retirement benefits	9,167	12,163
Commodity hedges	2,056
Net operating loss carryforward	19,895	11,544
Tax credit carryforwards	92,380	18,358
Valuation allowance	(96,107)
Total deferred tax assets	232,004	328,913
Holdbacks and amounts not due under contracts	(10,214)	(9,999)
Commodity hedges		(316)
Intangibles	(164,716)	(246,697)
Property, plant and equipment	(385,815)	(630,500)
Total deferred tax liabilities	(560,745)	(887,512)
Total net deferred tax liabilities	$ (328,741)	$ (558,599)